Employee benefits - Balance sheet location and funded status (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Noncurrent	$ (686)	$ (719)
Pension and other employee benefits	780	916
Current liabilities.
Other employee-related benefits, Current	(14)	(10)
Pension and other employee benefits, Current	(33)	(38)
Non-current liabilities
Other employee-related benefits, Noncurrent	(117)	(108)
Pension and other employee benefits, Noncurrent	(686)	(719)
Funded status, difference of benefit obligation and plan assets
ABO	6,427	5,953
Switzerland | PBO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	0	9
ABO	0	9
Fair value of plan assets	0	9
Switzerland | ABO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	0	9
ABO	0	9
Fair value of plan assets	0	9
International | PBO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	2,315	2,274
ABO	2,257	2,222
Fair value of plan assets	1,749	1,689
International | ABO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	2,311	2,274
ABO	2,253	2,222
Fair value of plan assets	1,745	1,689
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Pension and other employee benefits	779	915
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	6,715	6,355
Defined pension benefits | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(16)	(22)
Underfunded plans-Noncurrent	(551)	(567)
Defined pension benefits | Switzerland
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-overfunded (underfunded)	642	726
Funded status, difference of benefit obligation and plan assets
PBO	2,834	2,457	$ 3,434
Fair value of plan assets	3,476	3,183	4,113
Defined pension benefits | Switzerland | Overfunded Plan
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	642	726
Defined pension benefits | Switzerland | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	0	0
Underfunded plans-Noncurrent	0	0
Defined pension benefits | International
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-overfunded (underfunded)	(430)	(400)
Funded status, difference of benefit obligation and plan assets
PBO	3,669	3,572	5,115
Fair value of plan assets	3,239	3,172	$ 4,463
Defined pension benefits | International | Overfunded Plan
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	137	189
Defined pension benefits | International | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(16)	(22)
Underfunded plans-Noncurrent	(551)	(567)
Other postretirement benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Pension and other employee benefits	1	1
Other postretirement benefits | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(3)	(6)
Underfunded plans-Noncurrent	$ (18)	$ (44)